Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2019
Restricted Cash and Cash Equivalents [Abstract]
Restricted Cash

	December 31, 2019	December 31, 2018
Retention accounts	$3,024	$2,186
Restricted bank deposits	885	—
Total Current Restricted Cash	$3,909	$2,186

Cash Collateral	$5,190	$5,190
Guarantee deposits	10	—
Restricted bank deposits	503	637
Total Non - Current Restricted Cash	5,703	5,827
Total Current and Non - Current Restricted Cash	$9,612	$8,013